ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2018
ACCUMULATED OTHER COMPREHENSIVE LOSS.
ACCUMULATED OTHER COMPREHENSIVE LOSS

17. ACCUMULATED OTHER COMPREHENSIVE LOSS

The changes in each component of accumulated other comprehensive loss, net of tax effects, are as follows:

					Accumulated
	Net Unrealized	Net Unrealized	Net Unrealized	Foreign Currency	Other
	Gains (Losses) on	Gains (Losses) on	Gains (Losses) on	Translation	Comprehensive
	Securities	Cash Flow Hedges	Net Investment Hedges	Adjustments (1)	Loss
	(In millions)
Balance as of January 1, 2016	$(0.1)	$1.3	$(3.8)	$(134.7)	$(137.3)
Changes in other comprehensive income (loss)	(1.5)	(0.9)	7.9	(18.9)	(13.4)
Balance at December 31, 2016	$(1.6)	$0.4	$4.1	$(153.6)	$(150.7)
Changes in other comprehensive income (loss)	(7.1)	(0.5)	(46.1)	64.2	10.5
Balance at December 31, 2017	$(8.7)	$(0.1)	$(42.0)	$(89.4)	$(140.2)
Changes in other comprehensive income (loss)	(2.0)	(0.1)	29.6	(25.4)	2.1
Balance at December 31, 2018	$(10.7)	$(0.2)	$(12.4)	$(114.8)	$(138.1)
(1)	Primarily related to the impact of changes in the Canadian dollar and Euro foreign currency exchange rates.

Reclassifications from accumulated other comprehensive loss into net income for each of the periods presented were not material. Additionally, as of January 1, 2018, a cumulative-effect adjustment of $1.5 million, net of tax, was reclassified from accumulated other comprehensive loss to retained earnings related to the adoption of ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities.” For more information, see Note 2, “Summary of Significant Accounting Policies.”